Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventory	The following table shows the components of inventory at March 31, 2024 and December 31, 2023.
	March 31,	December 31,
	2024	2023
Finished goods	$579,257	$291,492
Work in progress	59,806	173,448
Total	639,063	464,940
Lower of cost and market adjustment	(475,257)	(221,492)
Balance, end of period	$163,806	$243,448
The following table shows the components of inventory at December 31, 2023.
Finished goods	$291,492
Work in progress	173,448
Total	464,940
Lower of cost and market adjustment	(221,492)
Balance, December 31, 2023	$243,448

Schedule of Gain or Loss is Recognized	When property and equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in operations.
Assets	Estimated Useful Life
Lab equipment	3 years
When property and equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in operations.
Assets	Estimated Useful Life
Lab equipment	3 years